November 4, 2009

VIA EDGAR

The United States Securities and
Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629

Subject:                  Nationwide Life Insurance Company
Pre-Effective Amendment No. 2 for Market Preservation Investment
on Form S-1
SEC File No. 333-160418

Ladies and Gentlemen:

On behalf of Nationwide Life Insurance Company (“Nationwide”), we are filing Pre-Effective Amendment No. 2 to the registration statement indicated above for the purpose of registering the Market Preservation Investment (the “MPI”), an index-based investment option available in certain Nationwide variable annuity contracts.

This filing is being made electronically via EDGAR in accordance with Regulation S-T.

A copy of an original power of attorney document authorizing certain persons to execute the registration statement and amendments thereto, on behalf of Nationwide is attached hereto as Exhibit 24.  An original power of attorney is on file with Nationwide.  Nationwide will maintain manually executed copies of the registration statement.

On July 2, 2009, Nationwide filed an initial registration statement for the MPI.  On September 1, 2009, Nationwide received your written comments.  On September 28, 2009, Nationwide filed Pre-Effective Amendment No. 1 to the registration statement.  On October 20, Nationwide received your oral comments.  Pre-Effective Amendment No. 2 reflects red-lining of changes made to address your oral comments.  Other red-lined changes in this Pre-Effective Amendment No. 2 reflect non-material clarifying disclosures.

1.      Outside Front Cover Page – Risk Disclosure.  As requested, you added risk disclosure to the cover page.  However, you did not include a reference to the MVA.  Please revise the disclosure to include such a reference or explain supplementally to the Staff why such reference should be omitted.

Response:  We intentionally omitted the reference to the MVA from the risk disclosure because in all situations that we contemplate using the MPI, the Guaranteed Term Options (which impost an MVA) are not available investment options.  Therefore, there is no need to reference an MVA.

Additionally, we believe that indicating that an MVA would be applicable to MPI allocations would be misleading to investors since an MVA would never be applicable to a surrender from the MPI.  An MVA would apply to any allocations to our Guaranteed Term Option, but that feature is a separate investment option that is totally unrelated to the MPI.  And, as indicated above, the Guaranteed Term Options are not available simultaneously with the MPI.

2.      Information about the Market Preservation Investment – General Information. As requested, you added disclosure relating to the operation and guarantees associated with the MPI.  For consistency, when indicating that the MPI is subject to contract charges, please indicate that they are subject to “variable annuity contract charges.”

Response:  We have revised the “General Information” sub-section of the “Information about the Market Preservation Investment” section as follows (emphasis added):

General Information

The Market Preservation Investment (“MPI”) is a separate investment option available under certain Nationwide variable annuity contracts.  Amounts allocated to the MPI are held in Nationwide’s general account and are guaranteed to maintain their value (subject to variable annuity contract charges) if amounts remain allocated to the MPI until the expiration of the MPI Period.  At the end of the MPI Period, Nationwide may apply an MPI Performance Credit, which is based on the performance of the Index.  The MPI does not offer any minimum guaranteed MPI Performance Credit; therefore, the investor assumes the risk that their investment in the MPI could potentially offer no return.

Amounts allocated to the MPI, less any applicable variable annuity contract charges, are guaranteed in full by Nationwide.  The assets of Nationwide’s general account are available for the purpose of meeting the guarantees associated with the MPI.  The MPI is not a separate account product.  This means that the assets supporting the MPI are not held in a separate account of Nationwide for the exclusive benefit of MPI investors and are not insulated from the claims of Nationwide’s creditors.  Nationwide is not obligated to invest general account assets in accordance with any particular investment objective, but will generally adhere to Nationwide’s overall investment philosophy.  Any MPI Performance Credits will be paid from Nationwide’s general account and, therefore, are subject to Nationwide’s claims paying ability.  Nationwide is solely responsible for the guarantees associated with the MPI.  In the event Nationwide is unable to meet the guarantees associated with the MPI, investors in the MPI would be unsecured creditors.

3.      Charge for the MPI (p. 4). Please see our Comment 1 above.  There is no indication in the revised text that an MVA may apply to surrenders.  Please add a reference to the MVA or explain supplementally why such a reference is unnecessary.

Response:  Please see our response to Comment 1 above.

4.      Risk Summary. After the “Charge for the MPI” sub-section of the “Information about the Market Preservation Investment” section, please insert a new sub-section referencing the reader to the “Risks Associated with the MPI” section.  Also, please add an additional risk to the “Risks Associated with the MPI section” describing the risk that surrendering value from the MPI may have a negative impact on benefits within the variable annuity contract.

Response:  We have added a new sub-section entitled “Risk Discussion” immediately after the “Charge for the MPI” sub-section, as follows:

Risk Discussion

The MPI has risks associated with it that other investment options do not, like the risk that the investment in the MPI could result in no return.  For more information on these risks, see “Risks Associated with the MPI” later in this prospectus.

Additionally, we have added the following new risk to the “Risks Associated with the MPI” section:

F	Reduced variable annuity contract benefits upon surrender. Surrenders or transfers from the MPI may have a negative impact on certain benefits available in the variable annuity contract.

5.      MPI Return Cap.  As requested, you inserted clarifying language relating to the MPI Return Cap.  Please bold the text that was emphasized with italics in the original comment.

Response:  We have bolded the text that was italicized in the original comment.

6.      MPI Performance Credit Calculation.
a.
Change of Index. Indicate that if an investor refuses to remain in the Index after it has changed, it could cause negative consequences to their annuity contract.  Additionally, indicate when the investor will be notified of a change in Index – before or after the change?

Response:  We have revised the third paragraph of the “MPI Performance Credit Calculation” sub-section of the “Information about the Market Preservation Investment” section as follows (emphasis added):

In the event Nationwide changes the Index, Nationwide will continue to calculate the MPI Performance Credit using the previous Index on any existing MPI Bands until the end of their MPI Periods.  Only new MPI Bands will be measured by the new Index.  If Nationwide changes the Index, it will notify investors via a supplement to this prospectus approximately 60 days before any such change is effective.  If an investor does not wish to remain invested in the MPI after a change in the Index, the investor may transfer the MPI allocation to another investment in the variable annuity contract in accordance with the “Withdrawals and Transfers from an MPI Band prior to the end of an MPI Period” provision and in accordance with the terms of the variable annuity contract through which the MPI is offered.  Note: if an investor does not wish to remain invested in the MPI after a change in the Index, a reallocation of assets from the MPI could have a negative impact on the benefits associated with the variable annuity contract.

b.	Final Sentence; Final Paragraph. Please confirm how the MPI Performance Credit will be applied if a fund indicated in the future allocation instructions is no longer available.

Response:  If a fund indicated in the future allocation instructions is not available at the time an MPI Performance Credit is applied, Nationwide will apply the credit based on current contract allocations.  The relevant disclosure is as follows:

Nationwide will apply any MPI Performance Credit to the variable annuity contract on the last Business Day of the MPI Period.  The MPI Performance Credit will be allocated according to the future allocation instructions on file with Nationwide as of the last Business Day of the MPI Period.  Future allocation instructions will be required to be submitted to Nationwide as a condition of allocating to the MPI.  If, for any reason, a particular investment option designated in the future allocation instructions is not available on the last Business Day of the MPI Period, Nationwide will apply the entire amount of the credit proportionally based on current contract allocations.

7.      Termination of the MPI Period. As requested, you added disclosure describing what happens to the contractowner’s invested value after the MPI Period has ended and any MPI Performance Credit has been applied.  In that disclosure, you indicate that Nationwide will not notify those contractowners who have elected a rider that imposes allocation requirements on the MPI.  Given that the end of an MPI Period is a relevant contract event (i.e., a contractowner may be contemplating the timing of a surrender), please consider providing these contractowners with some type of notification.

Response:  We have revised the last paragraph of the “MPI Allocations at the End of the MPI Period” sub-section to read as follows:

If the variable annuity contract does impose restrictions or requirements with regard to MPI allocations (e.g., the contract owner must keep allocations to the MPI so invested for 5 years), then approximately 30 days before the end of the MPI Period, Nationwide will notify the contract owner that the MPI Period is about to end.  In the notice, Nationwide will remind the contract owner that the terms of the variable annuity contract require that the MPI allocation remain so invested for a specific amount of time.  The notice will indicate that the contract owner need not take any action, and that on the Business Day following the last day of the MPI Period, Nationwide will apply the maturing MPI Band Value to the MPI, creating a new MPI Band with a new MPI Return Cap and a new MPI Period.  Finally, the notice will remind the contract owner that surrendering value from the MPI could have negative consequences to their contract.  Contract owners should read their variable annuity prospectus carefully to determine what restrictions, if any, are made on MPI allocations.

8. Other Required Disclosure, Exhibits, and Representations. Any exhibits, financial statements and other required disclosure not included in this registration statement must be filed in a pre-effective amendment to the registration statement. We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filings reviewed by the staff to be certain that they have provided all information investors require for an informed decision. Since the insurance company and its management are in possession of all facts relating to the insurance company's disclosure, they are responsible for the accuracy and adequacy of the disclosures they have made.

Response:  We have reviewed the registration statement for accuracy and adequacy.  All exhibits, financial statements, and other disclosure are either included in this pre-effective amendment or incorporated by reference. In addition, Nationwide acknowledges the following:

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should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing nor does the participation in the comment process;

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the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the insurance company from its full responsibility for the adequacy and accuracy of the disclosure in the filing nor does participation in the comment process; and

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the insurance company may not assert this action or participation in the comment process as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

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After oral approval from the Staff, we will request acceleration of the effective date.  Please contact me directly at (614) 249-8782 with any questions regarding this filing.

Sincerely,

/s/ JAMIE RUFF CASTO
Jamie Ruff Casto
Managing Counsel
Nationwide Life Insurance Company

Cc:   Rebecca Marquigny
Senior Counsel
Office of Insurance Products